Financial risk management (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial risk management [Line Items]
Disclosure of maturity analysis for non-derivative financial liabilities [text block]
(e)	The long-term portion of the financial obligations held by the Group matures as follows:

	2018	2017
	US$(000)	US$(000)

Between 1 and 2 years	278,397	125,215
Between 2 and 5 years	266,625	427,680
	545,022	552,895
Debt issuance costs	(4,126)	(3,803)

	540,896	549,092

Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Financial risk management [Line Items]
Disclosure of detailed information about foreign currency exchange rates risk [Text Block]
Effect on profit before income tax
US$(000)

December 31, 2018
10% increase in future copper prices	72,847
10% decrease in future copper prices	(72,847)

Effect on profit before income tax
US$(000)

December 31, 2017
10% increase in future copper prices	83,955
10% decrease in future copper prices	(83,955)

Effect on profit before income tax
US$(000)

December 31, 2016
10% increase in future copper prices	88,508
10% decrease in future copper prices	(88,508)

Disclosure of maturity analysis for non-derivative financial liabilities [text block]
The following tables show the expected aging of maturity of the Company’s obligations, excluding taxes and accruals, as of December 31, 2018 and 2017:

	On demand	Less than 3 months	3 to 12 months	1 to 5 years	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

As of December 31, 2018
Trade accounts payable	-	231,080	56	-	231,136
Accounts payable - related parties	-	6,014	-	8,860	14,874
Other financial liabilities	-	-	-	1,022,810	1,022,810
Provision related to benefits to employees	-	24,300	18,269	32,509	75,078
Other accounts payable	-	7,472	93,782	215,070	316,324

Total	-	268,866	112,107	1,279,249	1,660,222

As of December 31, 2017
Trade accounts payable	-	194,890	68	-	194,958
Accounts payable - related parties	-	5,534	-	8,147	13,681
Other financial liabilities	-	-	-	1,268,488	1,268,488
Provision related to benefits to employees	-	64,339	16,406	29,158	109,903
Other accounts payable	-	3,374	36,808	33,424	73,606

Total	-	268,137	53,282	1,339,217	1,660,636